Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Current year	₩ 424,773	₩ 473,543	₩ 417,022
Current tax of prior years	(105,158)	(11,925)	(4,124)
Current tax expense	319,615	461,618	412,898
Deferred tax expense
Changes in net deferred tax assets	426,039	(25,580)	106,399
Others (tax rate differences, etc.)			183
Income tax expense	₩ 745,654	₩ 436,038	₩ 519,480